Commitments and Contingencies (Details) ¥ in Millions, $ in Millions	1 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Aggregate purchase commitments	¥ 800.0	$ 125.5
Unpaid purchase price			¥ 315.0	$ 49.4